Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 514,039
Ending balance	649,732	¥ 514,039
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	68,263
Ending balance	104,286	68,263
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	292,864
Ending balance	368,856	292,864
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	16,928
Ending balance	17,877	16,928
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,610	5,521
Profit or loss	111	108
Sales	(222)
Exchange differences on translating foreign operations	(293)	(19)
Ending balance	5,206	5,610
Unrealized gains or losses included in profit or loss on assets	111	108
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	11,318	10,370
Other comprehensive income	(323)	187
Purchases	1,833	1,120
Sales	(107)	(168)
Exchange differences on translating foreign operations	(50)	(191)
Ending balance	¥ 12,671	¥ 11,318